BETTER 10Q - INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	15. INCOME TAXESThe Company recorded total income tax expense of $1.9 million and $1.5 million for the six months ended June 30, 2023 and 2022, respectively. The Company’s quarterly tax provision, and estimate of its annual effective tax rate, is subject to variation due to several factors, including the ability to accurately project the Company’s pre-tax income or loss for the year and the mix of earnings among various tax jurisdictions. The year-to-date effective tax rate, after discrete items, of (1.41)% for the six months ended June 30, 2023, changed from (0.38)% for the six months ended June 30, 2022, as the Company was subject to withholding taxes and is forecasting reduction in losses for 2023. The income tax expense for the six months ended June 30, 2023 relates to the pre-tax income projections and dividend income withholding tax paid in certain foreign jurisdictions where the Company files standalone returns. As of each reporting date, the Company considers existing evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred income tax assets. The Company is in a three year cumulative loss position as of June 30, 2023. Further, due to losses being estimated in the future, management continues to believe it is more likely than not that the benefit of the deferred income tax assets will not be realized. In recognition of this risk, the Company continues to provide a full valuation allowance on deferred income tax assets.17. INCOME TAXESThe Company is subject to US (federal, state and local) and foreign income taxes. The components of income (loss) before income tax expense (benefit) are as follows:Year Ended December 31,(Amounts in thousands)20222021U.S.$(863,807)$(301,081)Foreign(23,895)(2,430)Income (loss) before income tax expense$(887,702)$(303,511)The following table displays the components of the Company’s federal, state and local, and foreign income taxes.Year Ended December 31,(Amounts in thousands)20222021Current Income Tax Expense (Benefit):Federal$(658)$(6,145)Foreign1,815 2,888 State and local(130)1,118 Total Current Income Tax Expense (Benefit)1,027 (2,139)Deferred Income Tax Expense (Benefit):Federal(140,025)(43,545)Foreign(7,287)(2,556)State and local(32,345)(15,613)Valuation Allowance179,730 61,470 Total Deferred Income Tax Expense (Benefit)73 (244)Income Tax Expense (Benefit)$1,100 $(2,383)The following table displays the difference between the U.S. federal statutory corporate tax rate and the effective tax rate.Year Ended December 31,20222021US federal statutory corporate tax rate21.00%21.00 %State and local tax2.87%4.74 %Stock-based compensation-0.67%-2.38 %Fair value of warrants6.30%-2.25 %Others0.03%-0.41 %Foreign tax rate differential0.10%— %R&D tax credit0.13%2.25 %Unrecognized tax benefits0.07%-0.77 %Interest - Pre-Closing Bridge Notes-6.47%-1.32 %Restructuring costs-3.15%— %Change in valuation allowance-20.33%-20.08 %Effective Tax Rate-0.12%0.78 %The difference between the U.S. Federal statutory tax rate and the effective tax rate relates to permanent differences between book and taxable income with respect to reporting for income tax purposes. These differences will not be reversed in the future. These amounts were predominantly comprised of stock option expense, convertible notes, and change in fair value of warrants. Deferred Income Tax Assets and LiabilitiesThe Company evaluates the deferred income tax assets for the recoverability using a consistent approach which considers the relative impact of negative and positive evidence, including the Company’s historical profitability and losses and projections of future taxable income (loss).As of December 31, 2022, the Company continued to conclude that the negative evidence with respect to the recoverability of its deferred income tax assets outweighed the positive evidence. It is more likely than not that the deferred income tax assets will not be realized. As of December 31, 2022 and 2021 the Company had a 100% valuation allowance on its deferred tax assets. The Company’s framework for assessing the recoverability of deferred income tax assets requires it to weigh all available evidence, to the extent it exists, including:•the sustainability of future profitability required to realize the deferred income tax assets,•the cumulative net income or losses in the consolidated statements of operations and comprehensive income in recent yearsThe following table displays deferred income tax assets and deferred income tax liabilities:As of December 31,(Amounts in thousands)20222021Deferred Income Tax AssetsNet operating loss$244,081 $86,009 Non-qualified stock options3,624 4,341 Reserves5,092 4,866 Loan repurchase reserve12,991 4,656 Restructuring reserve757 — Accruals112 3,447 Deferred revenue7,688 5,311 Other3,908 3,326 Total Deferred Income Tax Assets278,253 111,956 Deferred Income Tax LiabilitiesInternal use software(3,167)(14,128)Intangible assets(547)(1,259)Depreciation(1,775)(3,193)Other— (251)Total Deferred Income Tax Liabilities(5,489)(18,831)Net Deferred Tax Asset before Valuation Allowance272,764 93,125 Less: Valuation Allowance(272,477)(92,766)Deferred Income Tax Assets, Net$287 $359 As of December 31, 2022 and 2021 the Company had federal net operating loss (“NOL”) carryforwards of approximately $843.4 million and $228.8 million, respectively, and state NOL carryforwards of $741.5 million and $357.4 million, respectively, which are available to offset future taxable income. As of December 31, 2022 and 2021 the Company had also foreign (U.K.) NOL carryforwards of approximately $96.2 million and $70.0 million, respectively, which are available to offset future taxable income. Certain U.S. federal and state NOLs as of December 31, 2022 will begin to expire in 2035. Utilization of the NOL carryforwards for purposes of federal income tax is subject to an annual limitation pursuant to Internal Revenue Code Section 382 (“Section 382”) due to ownership changes that have occurred. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50% over a three-year period. The Company has assessed and concluded there have been multiple changes of control as defined by Section 382 since inception. As of December 31, 2022, the Company's deferred income tax asset relating to the Company's NOL carryforwards will be subject to an annual limitation pursuant to Section 382, thereby limiting the amount of NOL utilization each year.A reconciliation of the beginning and ending balances of gross unrecognized tax benefits is as follows:Year Ended December 31,(Amounts in thousands)20222021Unrecognized tax benefits - January 1 $4,070 $1,710 Gross increases - tax positions in prior period— — Gross decreases - tax positions in prior period(2,717)(1,080)Gross increases - tax positions in current period— 3,440 Settlement— — Lapse of statute of limitations— — Unrecognized tax benefits - December 31 $1,353 $4,070 During 2022, the gross amount of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during the current period were none and $2.7 million, respectively. Included in the balance of unrecognized tax benefits of $1.4 million as of December 31, 2022, are tax benefits that if recognized, will affect the effective tax rate. There is no interest or penalty provided for any uncertain tax positions. The Company does not expect a material change in uncertain tax positions in the next 12 months.The Company files a consolidated federal income tax return, foreign income tax returns and various state consolidated or combined income tax returns. The Company’s major tax jurisdictions are U.S. federal, New York State, New York City, California, and India. The Company generally remains subject to examination for Federal income tax returns for the years 2019 and forward, state income tax returns for the years 2018 and forward, and foreign income tax return for the years 2018 and forward.